COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of cost of sales

	Year ended December 31,
	2019	2018	2017

Inventories at the beginning of the year	2,689,829	2,550,930	1,647,869
Acquisition of business (Note 3)	—	—	400,047
Effect of initial inflation adjustment (Note 4 (cc))	—	191,708	—
Translation differences	(21,919)	(413,436)	(97,148)

Plus: Charges for the year
Raw materials and consumables used and other movements	6,165,654	6,961,704	6,337,283
Services and fees	151,373	158,551	110,949
Labor cost	611,615	699,447	673,821
Depreciation of property, plant and equipment	508,934	456,522	348,415
Amortization of intangible assets	17,805	25,374	35,275
Maintenance expenses	467,090	519,625	480,496
Office expenses	8,513	8,586	7,350
Insurance	9,674	8,769	7,968
Charge of obsolescence allowance	8,413	17,322	(4,028)
Recovery from sales of scrap and by-products	(23,793)	(27,744)	(25,973)
Others	17,550	15,799	31,631

Less: Inventories at the end of the year	(2,158,298)	(2,689,829)	(2,550,930)

Cost of Sales	8,452,440	8,483,328	7,403,025